Income Taxes - Summary of Effective Tax Rate of Company's Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income benefit rate	21.00%	21.00%
State income tax rate	7.01%	3.90%
Change in valuation allowance	(28.27%)	(24.85%)
Research and development credits	2.86%	0.73%
Other	(0.80%)	(0.45%)
Convertible notes—nondeductible	(1.57%)	0.00%
Stock-based compensation	(0.89%)	(0.53%)
Foreign rate differential	0.03%	(0.03%)
Effective tax rate	(0.63%)	(0.23%)